Income Tax - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Deferred income tax expense (recovery)	$ 14,108	$ (4,567)
Unused tax credits [member]
Income Taxes [Line Items]
Investment tax credits	427
Unused tax losses [member]
Income Taxes [Line Items]
Deferred income tax expense (recovery)	$ 743,952	$ 506,213